Nature of operations	12 Months Ended
May 31, 2019
Nature of operations
Nature of operations

1.        Nature of operations

Aphria Inc. (the "Company" or “Aphria”) existing under the laws of Business Corporations Act (Ontario) and is licensed to produce and sell cannabis under The Cannabis Act. In February 2018, the Company acquired Broken Coast Cannabis Ltd. (“Broken Coast”) (Note 11). Broken Coast is licensed to produce and sell cannabis under The Cannabis Act. In March 2018, the Company acquired Nuuvera Inc. (“Nuuvera”) (Note 11). Nuuvera is an international organization with a focus on building a global cannabis brand, with operations in Germany, Italy, Malta, and Lesotho. In September 2018, the Company acquired LATAM Holdings Inc. (“LATAM”) (Note 11). This purchase provides Aphria an early foothold into the Latin American cannabis market whereby LATAM holds licenses and license applications presently in-process for production, import, export and sale of cannabis and cannabis derivatives in Colombia, Argentina and Jamaica. In January 2019, Aphria through wholly-owned subsidiary Nuuvera Deutschland GmbH acquired CC Pharma GmbH (“CC Pharma”) (Note 11). CC Pharma is a distributor of pharmaceutical products to pharmacies in Germany.

In July 2018, Aphria Inc. and its wholly-owned subsidiary, Pure Natures Wellness Inc. (o/a Aphria) amalgamated.

1974568 Ontario Ltd. (“Aphria Diamond”) is a 51% majority owned subsidiary of the Company, incorporated in November 2017. Aphria Diamond has applied for its cultivation licence under the provisions of The Cannabis Act.

The registered office of the Company is located at 1 Adelaide Street East Suite 2310, Toronto, Ontario.

The Company’s common shares are listed under the symbol “APHA” on the Toronto Stock Exchange (“TSX”) in Canada and the New York Stock Exchange (“NYSE”) in the United States.

These consolidated financial statements were approved by the Company’s Board of Directors on July 31, 2019.